UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21274
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               Columbia Management Multi-Strategy Hedge Fund, LLC
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               (Exact name of registrant as specified in charter)

                              One Financial Center
                                Boston, MA 02111
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               (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Esq.
                    Banc of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-772-3672
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                        Date of fiscal year end: March 31
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                     Date of reporting period: June 30, 2007
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Form N-Q is to be used by  management  investment  companies,  other  than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


               Columbia Management Multi-Strategy Hedge Fund, LLC
                       Schedule of Investments (unaudited)
                                  June 30, 2007


                                                                                                            % OF MEMBERS'
              INVESTMENTS IN PORTFOLIO FUNDS                        COST (A)             FAIR VALUE (B)        CAPITAL
              --------------------------------                     -----------           --------------     -------------

              DISTRESSED
              Anchorage Capital Partners, L.P.                     $ 3,600,000            $ 4,598,394            2.34
              D.B. Zwirn Special Opportunities Fund, L.P.            4,300,000              5,243,114            2.67
              Highland Crusader Fund, L.P.                           3,034,955              5,261,188            2.67
              King Street Capital, L.P.                              5,498,161              6,315,773            3.21
              Redwood Domestic Fund, L.P.                            1,200,000              3,315,356            1.69
              Silver Point Capital Fund, L.P.                        3,200,000              6,514,262            3.31
                                                                   ---------------------------------------------------
              TOTAL DISTRESSED                                      20,833,116             31,248,087           15.89

              EVENT DRIVEN
              Davidson Kempner Partners, L.P.                        2,800,000              4,292,782            2.18
              Elliott Associates, L.P.                               2,600,000              4,954,030            2.52
              Perry Partners, L.P.                                   3,903,854              6,379,781            3.25
              Seneca Capital, L.P.                                   3,766,663              7,303,611            3.71
                                                                   ---------------------------------------------------
              TOTAL EVENT DRIVEN                                    13,070,517             22,930,204           11.66

              LONG AND/OR SHORT EQUITY
              Adelphi Europe Partners, L.P.                          4,432,366              5,688,121            2.89
              Alson Signature Fund, L.P.                             2,019,243              3,173,528            1.61
              Black Bear Fund I, L.P.                                1,500,000              2,791,001            1.42
              Blue Harbour Strategic Value Partners, L.P.            4,000,000              4,248,341            2.16
              Cavalry Technology, L.P.                               3,229,269              4,252,911            2.16
              Copper Arch Fund, L.P.                                 1,689,584              2,457,077            1.25
              Elm Ridge Capital Partners, L.P.                       5,250,000              6,898,911            3.51
              Empire Capital Partners, L.P.                          3,043,335              4,721,208            2.40
              Galante Partners, L.P.                                 4,500,000              4,420,226            2.25
              Greenlight Capital Qualified, L.P.                       700,000              1,716,958            0.87
              Impala Fund, L.P.                                      5,000,000              5,765,126            2.93
              Indus Japan Fund, L.P.                                 2,400,000              4,227,925            2.15
              Kingsford Capital Partners, L.P.                       4,699,853              6,178,083            3.14
              Point Biomedical Corp.                                    17,129                 17,129            0.01
              Roadway Partners, L.P.                                 1,837,997              2,845,543            1.45

               Columbia Management Multi-Strategy Hedge Fund, LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2007


                                                                                                            % OF MEMBERS'
              INVESTMENTS IN PORTFOLIO FUNDS                         COST (A)             FAIR VALUE (B)        CAPITAL
              --------------------------------                     ------------           --------------     -------------
              LONG AND/OR SHORT EQUITY (CONTINUED)
              Scout Capital Partners II, L.P.                      $  4,496,209           $  7,068,329            3.59
              Spring Point Contra Partners, L.P.                      4,850,000              4,217,708            2.15
              Thruway Partners, L.P.                                  1,761,996              2,969,756            1.51
              Tosca Asia                                              3,600,000              3,722,447            1.89
              Tremblant Partners, L.P.                                3,743,615              5,924,265            3.01
              Trian Partners, L.P.                                    3,400,000              4,080,116            2.08
                                                                   ---------------------------------------------------
              TOTAL LONG AND/OR SHORT EQUITY                         66,170,596             87,384,709           44.43

              MULTI-ARBITRAGE
              Canyon Value Realization Fund, L.P.                     3,676,734              6,172,328            3.14
              HBK Fund, L.P.                                          4,695,423              6,273,000            3.19
              Kamunting Street, L.P.                                  4,400,000              4,528,484            2.30
              OZ Domestic Partners, L.P.                              3,130,226              5,363,560            2.73
              Parkcentral Global, L.P.                                3,421,801              4,786,725            2.43
              Stark Investments, L.P.                                 3,962,237              6,066,472            3.08
              SuttonBrook Capital Partners, L.P.                      3,625,698              5,450,453            2.77
                                                                   ---------------------------------------------------
              TOTAL MULTI-ARBITRAGE                                  26,912,119             38,641,022           19.64

              STATISTICAL ARBITRAGE
              Thales Fund, L.P.                                       2,616,359              3,489,005            1.77
                                                                   ---------------------------------------------------
              TOTAL STATISTICAL ARBITRAGE                             2,616,359              3,489,005            1.77

              TOTAL INVESTMENT IN PORTFOLIO FUNDS                  $129,602,707           $183,693,027           93.39%
                                                                   ---------------------------------------------------

              OPTIONS PURCHASED

       NUMBER
    OF CONTRACTS
        57    S&P 500 Put, Expires September 2007                  $    245,312                131,100            0.07%

              Other assets, less liabilities                                                12,866,956            6.54%
                                                                                          ----------------------------

              MEMBERS' CAPITAL                                                            $196,691,083          100.00%
                                                                                          ============================

               Columbia Management Multi-Strategy Hedge Fund, LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2007


              FUTURES CONTRACTS
                                                                                               CONTRACT               UNREALIZED
       SALES                         TYPE                             EXPIRATION DATE            VALUE               APPRECIATION
       -----                         ----                             ---------------          --------              ------------
        34                        S&P 500 EMINI                       September 2007          $2,576,180               $ 31,149

     The investments in Portfolio Funds shown above, representing 93.39% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.

     The Fund's investments on June 30, 2007 are summarized below based on the investment strategy of each specific Portfolio Fund.


                                                       % OF TOTAL
                                                     INVESTMENTS IN
                 INVESTMENT STRATEGY                PORTFOLIO FUNDS
                 -------------------                ---------------
               Long and/or Short Equity                    47.57%
               Multi-Arbitrage                             21.04
               Distressed                                  17.01
               Event Driven                                12.48
               Statistical Arbitrage                        1.90
                                                          ------
               TOTAL                                      100.00%
                                                          =======


     (a) The aggregate cost of investments in Portfolio Funds for tax purposes was approximately $155,579,819. Net unrealized appreciation on investments for tax purposes was $28,113,208, consisting of $30,331,099 of gross unrealized appreciation and $2,217,891 of gross unrealized depreciation.

     (b) The Fund's investments are valued by the Adviser as of the close of business on the last business day of each month in accordance with policies and procedures approved by the Fund's Board of Directors. The Fund's investments in Portfolio Funds may be subject to limitations on redemptions, including the assessment of early redemption fees. In addition, market quotations for such interests are not available. As a result, the Fund's investments in Portfolio Funds are valued at fair value, which normally will be the value determined by the portfolio managers or administrators of the Portfolio Funds. Such value of the Fund's interest in a Portfolio Fund generally represents the Fund's proportionate share of the net assets of the Portfolio Fund. The value of the Fund's investments in Portfolio Funds is generally increased by additional contributions to the Portfolio Funds and the Fund's share of net earnings from the Portfolio Funds and decreased by withdrawals and the Fund's share of net losses from the Portfolio funds. The Fund, the Adviser, and the Subadviser rely upon audited and unaudited reports and estimates prepared by or for the Portfolio Fund and any other information that they

               Columbia Management Multi-Strategy Hedge Fund, LLC
                       Schedule of Investments (unaudited)
                                  June 30, 2007

     may receive from the Portfolio Fund, which may be subject to adjustment by the Portfolio Fund or its manager or administrator. The values assigned to the Fund's investments in Portfolio Funds may not represent amounts that would ultimately be realized, as such amounts depend on future circumstances and cannot be determined until the liquidation of the Fund's interest in the Portfolio Fund. The estimated value of the Fund's interests in Portfolio Funds may differ significantly from the value received upon liquidation. The Fund, the Adviser, and the Subadviser will not be able to confirm independently the accuracy of the valuations provided by the Portfolio Funds or their portfolio managers or administrators.

          Portfolio Funds, or their administrator or portfolio managers, generally use an independent pricing source to value the fund's securities. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either meaningful third-party transactions in the private market, or fair value deemed appropriate by the Portfolio Fund or its portfolio manager or administrator. In such instances, consideration may also be given to the financial condition and operating results of the issuer, the amount that the Portfolio Funds can reasonably expect to realize upon the sale of the securities and other factors deemed relevant by the Portfolio Funds or its portfolio manager or administrator.

          Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold all or a portion of these investments separately from the rest of their portfolio. These separate baskets of illiquid securities may be subject to restrictions on liquidation that are more strict than the liquidity restrictions applicable to general interests in the Portfolio Fund. If the Fund liquidates its interests in such a Portfolio Fund, it may be required to maintain these illiquid securities for an extended period time. The value of these baskets of illiquid securities may fluctuate significantly.




ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Columbia Management Multi-Strategy Hedge Fund, LLC
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By (Signature and Title)*  /s/ David Bailin
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                           David Bailin, President
                           (principal executive officer)

Date         August 28, 2007
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David Bailin
                         -------------------------------------------------------
                           David Bailin, President
                           (principal executive officer)

Date         August 28, 2007
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By (Signature and Title)*  /s/ Steven Lawrence Suss
                         -------------------------------------------------------
                           Steven Lawrence Suss, Treasurer and
                           Senior Vice President
                           (principal financial officer)

Date         August 28, 2007
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* Print the name and title of each signing officer under his or her signature.